Organization and Nature of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of the Business

Note 1. Organization and Nature of the Business

Nature of business

Xeris Pharmaceuticals, Inc. (“Xeris” or the “Company”) is a specialty pharmaceutical company that was incorporated in Delaware in 2005. Xeris is dedicated to the development of ready-to-use injectable and infusible drug formulations that address important unmet medical needs, are easier to use by patients, caregivers and health practitioners, and reduce costs for payors and the healthcare system.

Basis of presentation

The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Since its inception, the Company has devoted substantially all of its efforts to research and development, regulatory and technical activities. The Company has financed its operations through the issuance of common stock in its June 2018 initial public offering (“IPO”), issuance of convertible preferred stock and other equity instruments, issuance of debt and grant funding from the National Institutes of Health (“NIH”) and other philanthropic organizations.

The Company has not generated any revenue from product sales. The Company has incurred operating losses since inception and has an accumulated deficit of $100.2 million as of September 30, 2018. The Company expects to continue to incur net losses for the next several years. Based on the Company’s current operating plans and existing working capital at September 30, 2018, cash resources are sufficient to sustain operations and capital expenditure requirements for at least the next 12 months. The Company is subject to a number of risks similar to other specialty pharmaceutical companies, including, but not limited to, successful development and commercialization of its drug candidates, the development of new technological innovations by its competitors, protection of intellectual property and market acceptance of the Company’s products.

Note 1. Organization and Nature of the Business

Nature of business

Xeris Pharmaceuticals, Inc. (“Xeris” or the “Company”) is a specialty pharmaceutical company that was incorporated in Delaware in 2005. Xeris is dedicated to the development of ready-to-use injectable and infusible drug formulations to address important unmet medical needs and that are easier to use by patients, caregivers and health practitioners, and reduce costs for payors and the healthcare system.

Basis of presentation

The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Since its inception, the Company has devoted substantially all of its efforts to research and development, regulatory and technical activities. The Company has financed its operation through the issuance of convertible preferred stock and other equity instruments and grants from the National Institutes of Health and other philanthropic organizations.

The Company has not generated any revenue from product sales. The Company has incurred operating losses since inception and had an accumulated deficit of $34.0 million and $60.6 million as of December 31, 2016 and 2017, respectively. The Company expects to continue to incur net losses for the next several years and is highly dependent on its ability to find additional sources of funding in the form of debt and/or equity financing and grant awards to fund its operations. The Company’s ability to fund its planned clinical operations, including completion of its planned trials, and commercialization of its product candidates is expected to depend on the amount and timing of cash receipts from financing transactions and grant awards. Adequate additional funding may not be available to the Company on acceptable terms or at all. The failure to raise funds as and when needed could have a negative impact on the Company’s financial condition and ability to pursue its business strategies. Based on the Company’s current operating plans, existing working capital at December 31, 2017 combined with the $35.0 million in expected proceeds from the Loan and Security Agreement (the “Loan Agreement”) with Oxford Finance LLC (Oxford) and Silicon Valley Bank (SVB) (collectively, the “Lenders”) and $4.4 million in Series C Convertible Preferred Stock sold in February 2018, cash is sufficient to sustain operations beyond March 21, 2019. If additional funding is not secured when required, the Company may need to delay or curtail its operations until such funding is received. The Company is subject to a number of risks similar to other specialty pharmaceutical companies, including, but not limited to, successful development and commercialization of its drug candidates, raising additional capital, the development of new technological innovations by its competitors, protection of intellectual property and market acceptance of the Company’s products.